Taxation (Tables)	12 Months Ended
Mar. 31, 2025
Taxes Payable [Abstract]
Schedule of Composition of Income Tax Benefits/(Expenses)

Composition of income tax benefits/(expenses)

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	(6,965)	(137)	(839)
Deferred income tax benefit	8,948	1,755	—
	1,983	1,618	(839)

Schedule of Components of Loss Before Tax

The components of loss before tax are as follows:

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(92,070)	(51,949)	(51,527)
Loss from Cayman Islands and Hong Kong entities	(96,319)	(16,628)	(8,207)
Total loss before tax	(188,389)	(68,577)	(59,734)

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Income tax benefit/(expense)
Current income tax expense	(6,965)	(137)	(839)
Deferred tax benefit	8,948	1,755	—
Total income tax benefit/(expense)	1,983	1,618	(839)

Schedule of Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended March 31,
	2023	2024	2025
PRC Statutory tax rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(12%)	(11%)	(24%)
Permanent book – tax difference	(3%)	(8%)	(4%)
Additional deduction for research and development expenditures	2%	6%	5%
Effect of change on tax rate	(18%)	(5%)	0%
Changes in valuation allowance	7%	(5%)	(3%)
Effective tax rate	1%	2%	(1%)

Schedule of Significant Components of Deferred Tax Assets and Liabilities
(c)
Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward	128,639	104,326
- Carryforwards of un-deducted advertising expenses	324,937	321,372
- Provision of credit losses	1,387	3,298
- Accruals and other liabilities	3,497	4,729
- Impairment of available-for-sale investments	500	2,031
- Impairment of impairment of long-lived assets	—	4,488
Less: valuation allowance	(458,960)	(440,244)
Net deferred tax assets	—	—
Deferred tax liabilities:
- Recognition of intangible assets arisen from business combination	—	—
- Unrealized securities holding gain	1,299	—
Net deferred tax liabilities	1,299	—

Schedule of Operating Loss Carry Forward

As of March 31, 2025, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2025	138,800
2026	97,415
2027	64,146
2028	21,412
2029	18,231
Thereafter	123,396
463,400

Schedule of Movement of Valuation Allowance

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the period	465,703	468,587	458,960
Addition	10,298	1,653	20,422
Effect of change on tax rate	30,001	3,710	865
Written off for expiration of net operating losses	(20,022)	(4,371)	(23,864)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(17,393)	(10,619)	(16,139)
Balance at end of the period	468,587	458,960	440,244